RELATED PARTY TRANSACTIONS (Details) - 401(K) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Fair Value of Orange County Bancorp Inc. common stock owned by the ESOP	$ 34,272,046	$ 31,262,074
Common Stock
RELATED PARTY TRANSACTIONS
Number of Orange County Bancorp, Inc. shares		39,146
Fair Value of Orange County Bancorp Inc. common stock owned by the ESOP	$ 3,760,136	$ 3,595,095
Common Stock | Orange County Bancorp, Inc.
RELATED PARTY TRANSACTIONS
Number of Orange County Bancorp, Inc. shares	131,704	125,922
Percentage of Orange County Bancorp Inc. common stock owned by the ESOP	0.99%	1.10%
Cost bases of Orange County Bancorp Inc. common stock owned by the ESOP	$ 3,320,030	$ 1,303,763
Fair Value of Orange County Bancorp Inc. common stock owned by the ESOP	$ 3,760,136	$ 3,498,743